Segment Reporting (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Segment assets
Total assets	¥ 4,238,568	$ 610,480	¥ 4,014,428
Agency [Member]
Segment assets
Total assets	2,245,121	323,365	454,803
Brokerage [Member]
Segment assets
Total assets	13,041	1,878	160,286
Claims Adjusting [Member]
Segment assets
Total assets	256,004	36,872	226,121
Other [Member]
Segment assets
Total assets	¥ 1,724,402	$ 248,365	¥ 3,173,218